Long-term Debt - Schedule of Debt (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Balance at January 1, 2023	$ 1,417,341
Prepaid	241,232
Balance at December 31, 2023	1,411,779
Repaid	175,754
New Loans	$ 411,424
6-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 193,239
Balance at January 1, 2023	25,973
Prepaid	25,973
Balance at December 31, 2023	$ 0
8-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 39,954
Balance at January 1, 2023	32,322
Prepaid	31,026
Balance at December 31, 2023	0
Repaid	$ 1,296
7-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 44,800
Balance at January 1, 2023	24,000
Balance at December 31, 2023	0
Repaid	$ 24,000
12-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 309,824
Balance at January 1, 2023	79,122
Balance at December 31, 2023	69,053
Repaid	$ 10,069
71/2-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2017
Original Amount	$ 85,000
Balance at January 1, 2023	56,666
Balance at December 31, 2023	51,000
Repaid	$ 5,666
8-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 82,752
Balance at January 1, 2023	70,110
Balance at December 31, 2023	65,514
Repaid	$ 4,596
5-year term loan 5 [Member]
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 62,500
Balance at January 1, 2023	41,500
Prepaid	38,500
Balance at December 31, 2023	0
Repaid	$ 3,000
5-year term loan 6 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 38,250
Balance at January 1, 2023	11,544
Balance at December 31, 2023	6,928
Repaid	$ 4,616
4-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 26,000
Balance at January 1, 2023	13,000
Prepaid	10,400
Balance at December 31, 2023	0
Repaid	$ 2,600
7-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 56,352
Balance at January 1, 2023	50,716
Balance at December 31, 2023	47,898
Repaid	$ 2,818
10-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 54,387
Balance at January 1, 2023	48,169
Balance at December 31, 2023	45,158
Repaid	$ 3,011
7-year term loan 5 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 72,000
Balance at January 1, 2023	57,600
Balance at December 31, 2023	52,800
Repaid	$ 4,800
5-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 71,036
Balance at January 1, 2023	54,449
Prepaid	25,649
Balance at December 31, 2023	26,400
Repaid	$ 2,400
5-year term loan 8 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 36,000
Balance at January 1, 2023	28,800
Prepaid	27,600
Balance at December 31, 2023	0
Repaid	$ 1,200
5-year term loan 9 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 35,000
Balance at January 1, 2023	25,454
Balance at December 31, 2023	22,272
Repaid	$ 3,182
5-year term loan 10 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 16,800
Balance at January 1, 2023	9,555
Balance at December 31, 2023	6,825
Repaid	$ 2,730
5-year term loan 11 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 70,000
Balance at January 1, 2023	44,871
Balance at December 31, 2023	33,654
Repaid	$ 11,217
5-year term loan 12 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 40,000
Balance at January 1, 2023	33,582
Prepaid	32,338
Balance at December 31, 2023	0
Repaid	$ 1,244
6-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 37,500
Balance at January 1, 2023	31,821
Balance at December 31, 2023	29,169
Repaid	$ 2,652
5-year term loan 13 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 47,000
Balance at January 1, 2023	27,300
Prepaid	7,996
Balance at December 31, 2023	11,803
Repaid	$ 7,501
5-year term loan 14 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 44,500
Balance at January 1, 2023	28,318
Balance at December 31, 2023	20,227
Repaid	$ 8,091
5-year term loan 15 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 26,000
Balance at January 1, 2023	24,000
Balance at December 31, 2023	22,000
Repaid	$ 2,000
4-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 38,000
Balance at January 1, 2023	22,974
Balance at December 31, 2023	19,312
Repaid	$ 3,662
4-year term loan 3 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 48,750
Balance at January 1, 2023	41,750
Prepaid	41,750
Balance at December 31, 2023	$ 0
7-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 74,500
Balance at January 1, 2023	74,500
Balance at December 31, 2023	70,327
Repaid	$ 4,173
5-year term loan 16 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 62,000
Balance at January 1, 2023	59,250
Balance at December 31, 2023	53,750
Repaid	$ 5,500
6-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 67,500
Balance at January 1, 2023	63,000
Balance at December 31, 2023	54,000
Repaid	$ 9,000
5-year term loan 17 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 25,200
Balance at January 1, 2023	23,695
Balance at December 31, 2023	20,685
Repaid	$ 3,010
8-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 118,400
Balance at January 1, 2023	14,800
Balance at December 31, 2023	118,400
New Loans	$ 103,600
5-year term loan 18 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 42,000
Balance at January 1, 2023	42,000
Balance at December 31, 2023	36,558
Repaid	$ 5,442
6-year term loan 8 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 67,500
Balance at January 1, 2023	67,500
Balance at December 31, 2023	58,500
Repaid	$ 9,000
5-year term loan 19 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 189,000
Balance at January 1, 2023	189,000
Balance at December 31, 2023	177,188
Repaid	$ 11,812
5-year term loan 20 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 85,000
Balance at January 1, 2023	0
Balance at December 31, 2023	65,727
Repaid	6,547
New Loans	$ 72,274
5-year term loan 21 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 72,150
Balance at January 1, 2023	0
Balance at December 31, 2023	69,144
Repaid	3,006
New Loans	$ 72,150
5-year term loan 22 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 70,000
Balance at January 1, 2023	0
Balance at December 31, 2023	67,150
Repaid	2,850
New Loans	$ 70,000
5-year term loan 23 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 49,000
Balance at January 1, 2023	0
Balance at December 31, 2023	45,937
Repaid	3,063
New Loans	$ 49,000
8-year term loan 10 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 118,400
Balance at January 1, 2023	0
Balance at December 31, 2023	44,400
New Loans	$ 44,400